ROU Assets and Operating Lease Liabilities (Details) - Schedule of Remaining Contractual Maturities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Remaining Contractual Maturities [Abstract]
2025	$ 102,225
2026	122,670
2027	81,780
Total future lease payments	306,675
Less: imputed interest	(16,753)
Present value of lease obligations	$ 289,922	$ 69,584